Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage			(0.28%)	(0.10%)
Statutory corporate tax rate			21.00%	21.00%
Uncertain tax benefits	$ 0		$ 0	$ 0
Federal net operating loss carryforwards			65,375,600	50,966,400
State net operating loss carryforwards			$ 35,660,700	28,244,800
Percentage of provisions for corporate taxpayers include permanent bonus depreciation			100.00%
Interest and penalties			$ 0	$ 0
Open years related to all jurisdictions			2018
Open tax audits, description			The Company has no open tax audits with any taxing authority as of December 31, 2025.
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire			$ 180,000
Operating loss carryforwards indefinitely			65,195,600
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire			22,175,100
Operating loss carryforwards indefinitely			$ 13,485,600
Vidello Limited [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory corporate tax rate		25.00%
UNITED STATES | Forecast [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage		19.00%
Non-US [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage	0.63%